Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended
	Sep. 27, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	May 31, 2026	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000229339
Account Value [Line Items]
Line Graph and Table Measure Name						(Regulatory/Strategy Benchmark)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,037	$ 9,686	$ 9,118	$ 8,935		$ 8,748	$ 8,745	$ 8,923	$ 8,828	$ 8,851	$ 9,036	$ 9,039	$ 9,472	$ 9,460	$ 9,560	$ 9,533	$ 9,769	$ 9,999	$ 10,159	$ 10,022